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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas        11/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $228,658
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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

                                                                       Shares/                               Voting
                                                               Value    Princ.           Investment  Other  Authority
Name of Issuer               Title of Class      Cusip       (x$1000)  Amount    SH/PRN  Discretion Manager   Sole    Shared   None
---------------------------- ------------------- ----------  --------- --------  ------- ---------- ------- --------- ------- ------
Alliance One International   Common Stock - Long  018772103     1,066   330,000   SH      Sole        N/A     330,000
Abbott Laboratories          Common Stock - Long  002824100       229     3,364   SH      Sole        N/A       3,364
Altria Group                 Common Stock - Long  02209S103       247     7,406   SH      Sole        N/A       7,406
Ascent Media Corp            Common Stock - Long  043632108     8,411   155,726   SH      Sole        N/A     155,726
Barrett Business Services,
  Inc.                       Common Stock - Long  068463108     6,279   231,711   SH      Sole        N/A     231,711
Berkshire Hathaway, Inc.     Class A              084670108     1,592        12   SH      Sole        N/A          12
Berkshire Hathaway, Inc.     Class B              084670702    15,098   171,175   SH      Sole        N/A     171,175
Big Lots Inc.                Common Stock - Long  089302103     2,038    68,883   SH      Sole        N/A      68,883
Bristol Myers Squibb Co.     Common Stock - Long  110122108       740    21,935   SH      Sole        N/A      21,935
Cambium Learning Grp, Inc.   Common Stock - Long  13201A107       482   492,126   SH      Sole        N/A     492,126
Capital Southwest
  Corporation                Common Stock - Long  140501107     2,463    22,000   SH      Sole        N/A      22,000
CBS Corp New                 Class B              124857202       431    11,868   SH      Sole        N/A      11,868
Cenveo, Inc.                 Common Stock - Long  15670S105     1,406   614,177   SH      Sole        N/A     614,177
Clorox Co Del                Common Stock - Long  189054109     1,397    19,393   SH      Sole        N/A      19,393
Coca Cola Co                 Common Stock - Long  191216100     4,131   108,916   SH      Sole        N/A     108,916
Colgate-Palmolive Company    Common Stock - Long  194162103     1,255    11,707   SH      Sole        N/A      11,707
CorVel Corporation           Common Stock - Long  221006109       645    14,403   SH      Sole        N/A      14,403
Costco Wholesale Corporation Common Stock - Long  22160K105       482     4,814   SH      Sole        N/A       4,814
Cross A T Co                 Common Stock - Long  227478104     3,034   304,316   SH      Sole        N/A     304,316
Dr. Pepper Snapple Group,
  Inc.                       Common Stock - Long  26138E109     1,078    24,213   SH      Sole        N/A      24,213
Echostar Corporation         Class A              278768106     7,267   253,569   SH      Sole        N/A     253,569
Eli Lilly & Company          Common Stock - Long  532457108       291     6,129   SH      Sole        N/A       6,129
Employers Holdings, Inc.     Common Stock - Long  292218104     4,475   244,136   SH      Sole        N/A     244,136
Expedia, Inc.                Common Stock - Long  30212P105     7,492   129,534   SH      Sole        N/A     129,534
Exxon Mobil Corp             Common Stock - Long  30231G102       763     8,346   SH      Sole        N/A       8,346
Fairfax Financial Holdings
  Limited (USA)              Common Stock - Long  303901102    10,436    27,012   SH      Sole        N/A      27,012
Flagstone Reinsurance
  Holdings                   Common Stock - Long  L3466T104     4,281   498,424   SH      Sole        N/A     498,424
General Electric Company     Common Stock - Long  369604103       379    16,680   SH      Sole        N/A      16,680
General Mills, Inc.          Common Stock - Long  370334104     3,460    86,837   SH      Sole        N/A      86,837
Gentex Corp                  Common Stock - Long  371901109     2,591   152,500   SH      Sole        N/A     152,500
GlaxoSmithKline PLC          Sponsored ADR        37733W105     3,388    73,271   SH      Sole        N/A      73,271
Hampshire Group Ltd          Common Stock - Long 4088591106       391   113,320   SH      Sole        N/A     113,320
Heinz  H J Co                Common Stock - Long  423074103     5,199    92,918   SH      Sole        N/A      92,918
Hershey Co                   Common Stock - Long  427866108     1,066    15,039   SH      Sole        N/A      15,039
Iron Mountain Incorporated   Common Stock - Long  462846106     3,372    98,864   SH      Sole        N/A      98,864
Johnson & Johnson            Common Stock - Long  478160104     5,015    72,782   SH      Sole        N/A      72,782
Kraft Foods Inc.             Class A              50075N104     2,205    53,323   SH      Sole        N/A      53,323
K-Swiss Inc.                 Class A              482686102     5,527 1,611,323   SH      Sole        N/A   1,611,323
Liberty Interactive Corp.
  Ventures                   Series A             53071M880     1,578    31,782   SH      Sole        N/A      31,782
Liberty Media Corp New       Cap Com Ser A        530322106    12,001   115,306   SH      Sole        N/A     115,306
Liberty Media Corp New       Int Com Ser A        53071M104    11,887   642,549   SH      Sole        N/A     642,549
Medical Action Industries    Common Stock - Long  58449L100     1,648   472,313   SH      Sole        N/A     472,313
  Merck & Co Inc..           Common Stock - Long  58933Y105     1,464    32,456   SH      Sole        N/A      32,456
Meredith Corporation         Common Stock - Long  589433101     6,162   176,055   SH      Sole        N/A     176,055
Montpelier Re Holdings, Ltd. Common Stock - Long  G62185106    11,387   514,529   SH      Sole        N/A     514,529
Nicholas Financial, Inc.     Common Stock - Long  65373J209     1,245    96,412   SH      Sole        N/A      96,412
Nobility Homes, Inc.         Common Stock - Long  654892108        92    18,189   SH      Sole        N/A      18,189
Novartis AG                  Sponsored ADR        66987V109     2,339    38,176   SH      Sole        N/A      38,176
Proctor & Gamble Co          Common Stock - Long  742718109     2,008    28,947   SH      Sole        N/A      28,947
Republic Services            Common Stock - Long  760759100     2,531    91,994   SH      Sole        N/A      91,994
Resolute Forest Products     Common Stock - Long   3687209      4,463   343,275   SH      Sole        N/A     235,615
Sanofi Aventis               Sponsored ADR        80105N105     3,083    71,609   SH      Sole        N/A      71,609
Tootsie Roll Inds Inc.       Common Stock - Long  890516107     2,183    80,928   SH      Sole        N/A      80,928
Unilever PLC                 Spon ADR New         904767704     3,967   125,019   SH      Sole        N/A     125,019
Unilever NV                  Common Stock - Long  904784709     1,674    47,191   SH      Sole        N/A      47,191
Utah Med Prods Inc.          Common Stock - Long  917488108     2,017    59,329   SH      Sole        N/A      59,329
Wal-Mart Stores, Inc.        Common Stock - Long  931142103     8,900   120,600   SH      Sole        N/A     120,600
Washington Post Co           Class B              939640108    11,961    32,948   SH      Sole        N/A      32,948
White Mtns Ins Group Ltd.    Common Stock - Long  G9618E107    15,966    31,103   SH      Sole        N/A      31,103

Total                                                         228,658 9,342,862
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